Submission	Nov. 21, 2025
Submission [Line Items]
Central Index Key	0001853816
Registrant Name	Dermata Therapeutics, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A